THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
COMMON STOCKS (89.1%)
AUSTRALIA (1.9%)
  Broken Hill Proprietary Co. Ltd. (Energy Sources)............................        221,105  $ 2,994,551
  CSR Ltd. (Multi-Industry)....................................................        217,000      690,935
  Holyman Ltd. (Materials & Commodities).......................................         39,200       77,038
  National Australia Bank Ltd. (Banking).......................................        211,405    1,810,018
  News Corporation Ltd. (Broadcast & Publishing)...............................        280,630    1,415,121
  North Broken Hill Peko Ltd. (Metals, Materials & Paper)......................        211,500      596,092
  Rothmans Holdings Ltd. (Beverages & Tobacco).................................         95,000      354,586
  Santos Ltd. (Energy Sources).................................................        164,000      443,480
  Southcorp Holdings Ltd. (Food & Household Products)..........................        651,800    1,405,084
  TNT Ltd. (Transportation) (A)................................................        511,700      721,089
  Western Mining Corp. Holdings Ltd. (Metals & Mining).........................        286,800    1,839,470
                                                                                                -----------
                                                                                                 12,347,464
                                                                                                -----------
AUSTRIA (0.1%)
  OMV AG (Energy Sources)......................................................          4,550      392,895
                                                                                                -----------
BELGIUM (0.9%)
  Arbed NPV (Metal, Materials & Paper) (A).....................................          8,300      825,985
  Electrabel NPV (Utilities)...................................................          2,235      501,215
  Generale De Banque SA (Banking)..............................................          5,700    1,843,538
  Petrofina SA NPV (Energy Sources)............................................          3,800    1,179,129
  Solvay and Cie Ord NPV (Chemicals)...........................................          1,100      556,842
  Tractebel Capital NPV (Multi-Industry).......................................          3,200    1,172,080
                                                                                                -----------
                                                                                                  6,078,789
                                                                                                -----------
DENMARK (0.8%)
  Carlsberg (Food & Household Products)........................................         18,000      932,284
  Den Danske Bank (Banking)....................................................         12,700      841,398
  International Service System, Series B (Business & Public Services)..........         25,000      512,445
  Novo Nordisk AS, Series B (Health & Personal Care)...........................          7,105      903,729
  Sophus Berendsen, Class A (Multi-Industry)...................................          5,000      544,473
  Sophus Berendsen, Class B (Multi-Industry)...................................          7,500      822,200
  Teledanmark, Series B (Telecommunications)...................................         19,040      993,119
                                                                                                -----------
                                                                                                  5,549,648
                                                                                                -----------
FRANCE (9.6%)
  Air Liquide (Chemicals)......................................................         12,360    2,072,596
  Alcatel Alsthom (Electrical & Electronics)...................................         36,893    3,150,552
  AXA (Multi-Industry).........................................................         35,027    1,945,427
  Bouygues (Engineering & Construction)........................................          8,487      902,485
  Carrefour Supermarkets (Merchandising).......................................          4,440    2,607,652
  Casino Guichard Perrachon et Cie (Merchandising).............................            225        6,442
  Castorama Dubois Investissments (Merchandising)..............................          4,400      713,523
  Cetelem (Financial Services).................................................          5,800      925,134

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
FRANCE (CONTINUED)
  Christian Dior SA (Retail)...................................................         24,175  $ 2,372,958
  Compagnie Financiere de Cic Union Europ Certe de Invest (Banking)............         21,777    1,491,850
  Compagnie Financiere de Paribas, Class A (Banking)...........................          1,610       88,565
  Compagnie Financiere de St. Gobain (Glass & Packaging).......................         11,365    1,354,941
  Compagnie Generale des Eaux (Utilities)......................................         28,709    2,668,297
  Credit Commercial de France (Financial Services).............................         36,400    1,808,797
  Credit Local de France (Financial Services)..................................         15,000    1,187,399
  Docks de France (Merchandising)..............................................          3,395      516,529
  Eridania Beghin Say (Insurance)..............................................          7,900    1,327,948
  Groupe Danone (Food Processing)..............................................         17,919    2,861,851
  Groupe de la Cite (Media & Leisure)..........................................          1,700      264,207
  Havas (Business & Public Services)...........................................         12,300      852,682
  Imetal (Metals, Materials & Paper)...........................................          5,281      622,044
  Lafarge Coppe SA (Building Materials)........................................         19,848    1,315,461
  LaGardere Groupe (Leisure & Tourism) (A).....................................         53,880    1,005,960
  Lyonnaise des Eaux (Environmental Control)...................................         10,300    1,004,703
  Peugeot SA (Automotive)......................................................         10,050    1,309,145
  Pinault Printemps Redouto (Building Materials)...............................            210       45,521
  Promodes (Merchandising).....................................................          9,080    2,211,464
  Renault SA (Automotive)......................................................         29,200      913,601
  Rhone Poulenc SA, Class A (Chemicals)........................................         75,004    1,635,023
  Roussel Uclaf (Pharmaceuticals)..............................................          9,936    1,629,552
  Sanofi (Pharmaceuticals).....................................................         32,780    2,090,772
  Seb AG (Food & Household Products)...........................................          5,000      605,305
  SEITA (Beverages & Tobacco)..................................................         62,000    2,155,375
  SGS - Thomson Microelectronics N.V. (Electrical & Electronics) (A)...........         30,000    1,383,407
  Sidel (Technology)...........................................................          4,800    1,666,714
  Societe Generale (Banking)...................................................         23,048    2,634,677
  Societe Nationale Elf Aquitaine (Energy Sources).............................         36,053    2,455,093
  Sommer-Allibert (Building Materials).........................................          2,260      597,571
  Synthelabo (Health & Personal Care)..........................................         22,465    1,446,183
  Television Francaise (Broadcasting & Publishing).............................         11,880    1,226,846
  Total, Class B (Energy Sources)..............................................         74,015    4,574,003
  Usinor Sacilor (Metals, Materials & Paper) (A)...............................         37,000      552,340
  Valeo (Automotive)...........................................................         12,000      542,075
                                                                                                -----------
                                                                                                 62,742,670
                                                                                                -----------
GERMANY (6.4%)
  Allianz AG Holdings (Insurance)..............................................          2,386    4,415,693
  Ava Allgemeine Handels-Der Verbr (Merchandising).............................          3,290    1,248,124
  Bank Gesellschaft Berlin AG (Banking)........................................          2,300      678,105
  BASF AG (Chemicals)..........................................................          2,900      636,616
  Bayer AG (Chemicals).........................................................          9,955    2,647,877
  Bilfinger & Berger Bau AG (Construction & Housing)...........................          2,785    1,024,886
  Colonia Konzern AG (Insurance)...............................................            785      613,456
  Continental AG (Industrial Components).......................................         41,880      592,080
  Daimler-Benz AG (Automobiles)................................................          3,208    1,546,340
  Deutsche Bank AG (Banking)...................................................         76,800    3,473,896

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
GERMANY (CONTINUED)
  Deutsche Pfandbrief Und Hypotheken Bank (Banking)............................         22,100  $   863,527
  Dresdner Bank AG (Banking)...................................................         24,100      643,762
  Hoechst AG (Chemicals).......................................................          6,600    1,733,461
  Karstadt AG (Merchandising)..................................................            600      261,722
  Lufthansa AG (Transportation)................................................          4,270      593,966
  Man AG (Machinery & Engineering).............................................          4,085    1,184,058
  Mannesmann AG (Machinery & Engineering)......................................          2,985      982,488
  Merck Group (Health & Personal Care) (A).....................................          5,000      208,866
  Munchener Ruckversicherungs (Insurance)......................................          1,542    3,200,997
  Preussag (Metals, Materials & Paper).........................................          2,140      608,127
  Rheinisch Westfalisches Elekt AG (Utilities).................................          5,500    1,957,587
  Schering AG (Health & Personal Care).........................................         13,500      941,816
  Siemens AG (Electrical & Electronics)........................................          9,915    5,198,402
  Thyssen AG (Metals, Materials & Paper) (A)...................................          4,800      863,768
  Veba AG (Energy Sources) (A).................................................         54,950    2,256,011
  Viag AG (Multi-Industry).....................................................            850      345,109
  Volkswagen AG (Automotive)...................................................          8,930    2,813,622
                                                                                                -----------
                                                                                                 41,534,362
                                                                                                -----------
HONG KONG (2.8%)
  Citic Pacific Ltd. (Transportation)..........................................        852,000    2,661,226
  Henderson Land Development Co. (Building & Contractors)......................        600,000    3,593,000
  Hong Kong Electric Holdings Ltd. (Utilities).................................        703,500    2,393,012
  Hong Kong Telecommunications Ltd. (Telecommunications).......................      1,139,600    1,989,808
  HSBC Holdings PLC (Banking)..................................................        213,200    3,102,164
  Jardine Matheson Holdings Ltd. (Multi-Industry)..............................            400        2,440
  Johnson Electric Holdings Ltd. (Technology)..................................      1,050,000    2,193,243
  Sing Tao Holdings (Broadcasting & Publishing)................................      1,218,000      704,962
  Swire Pacific Ltd. (Transportation)..........................................            500        3,751
  Television Broadcasts Ltd. (Broadcasting & Publishing).......................        452,000    1,812,279
                                                                                                -----------
                                                                                                 18,455,885
                                                                                                -----------
JAPAN (38.1%)
  Achilles Corp. (Tire & Rubber)...............................................        400,000    1,411,604
  Aichi Corp. (Machinery & Engineering)........................................         90,000      712,645
  Aichi Machine Industry (Automotive)..........................................        176,000      911,873
  Alps Electric Co. Ltd. (Technology)..........................................        105,000    1,077,765
  Amada Metrecs Co. (Technology)...............................................         20,000      269,808
  Asahi Bank Ltd. (Banking)....................................................        181,000    1,804,780
  Asahi Glass Co. Ltd. (Metals, Materials & Paper).............................         50,000      488,782
  Asatsu Inc. (Commerical Services)............................................         25,000      862,701
  Bank of Kyoto (Banking)......................................................        102,000      603,255
  Bank of Nagoya (Banking).....................................................         69,000      459,348
  Canon Inc. (Consumer)........................................................         70,000    1,197,517
  Central Glass Co. Ltd. (Materials & Commodities) (A).........................        250,000      794,271
  Chiyoda Fire & Marine Insurance Ltd. (Insurance).............................          5,000       26,639
  Chou Trust & Banking Co. (Banking)...........................................        200,000    1,749,841

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Chugai Pharmaceutical Co. (Health & Personal Care)...........................        218,000  $ 1,990,439
  Cosmo Oil Company Ltd. (Energy Sources)......................................        600,000    2,932,695
  Daido Hoxan Corp. (Chemicals)................................................        183,000    1,243,316
  Daido Steel Co. (Metals, Materials & Paper)..................................        500,000    2,223,960
  Daiei Inc. (Retail)..........................................................        215,000    2,248,888
  Dai Ichi Kangyo Bank Ltd. (Banking)..........................................        330,000    5,580,918
  Dai Ichi Katei Denki Co. (Retail)............................................        101,000      399,873
  Daiken Corp. (Transport & Trade Services)....................................         15,000      120,240
  Daikin Industries (Machinery & Engineering)..................................        220,000    1,752,774
  Dainichiseika Color & Chemical Manufacturing Co. (Chemicals).................        140,000      953,908
  Dai Nippon Ink & Chemicals Inc. (Chemicals)..................................        612,000    2,602,473
  Daishi Bank (Banking) (A)....................................................        180,000      879,808
  Daiso Co (Chemicals).........................................................         74,000      300,210
  Daito Trust Construction Co. Ltd. (Building & Contractors)...................         45,000      395,914
  Daiwa Bank (Banking).........................................................        704,000    4,198,055
  Daiwa Danchi (Building & Contractors) (A)....................................        200,000      938,462
  Daiwa House Industry Co. Ltd. (Building & Contractors).......................         75,000    1,121,756
  Daiwa Securities Co. Ltd. (Financial Services)...............................        150,000    1,759,617
  Denki Kagaku Kogyo (Chemicals) (A)...........................................        100,000      336,282
  East Japan Railway Co. (Transportation)......................................            825    3,895,352
  Ebara Corp. (Capital Goods)..................................................        180,000    2,498,656
  Eisai Co. Ltd. (Health & Personal Care)......................................         50,000      845,594
  Familymart (Retail)..........................................................         28,000    1,179,725
  Fukui Bank (Banking).........................................................        200,000      940,417
  Fuji Denki Reiki (Retail)....................................................        110,000    1,311,892
  Fuji Electric Co. Ltd. (Technology)..........................................        600,000    2,891,637
  Fuji Fire & Marine (Insurance)...............................................        230,000    1,115,206
  Fuji Heavy Industries (Automotive) (A).......................................        355,000    1,228,506
  Gakken Co. Ltd. (Broadcasting & Publishing) (A)..............................        270,000    1,491,275
  Gunze Sangyo Inc. (Transportation)...........................................        200,000      860,257
  Hitachi Ltd. (Electrical & Electronics)......................................        530,000    5,440,149
  Hitachi Transport System (Transport & Trade Services)........................        107,000      941,395
  Hokkai Can Co. Ltd. (Materials & Commodities)................................        125,000      794,271
  Hokkaido Takushoku Bank (Banking)............................................        550,000    1,365,658
  Honda Motor Co. Ltd. (Automotive)............................................        400,000    6,960,262
  Hyakugo Bank (Banking).......................................................         10,000       57,970
  Industrial Bank of Japan Ltd. (Banking)......................................        100,000    2,727,406
  Intec Inc. (Technology)......................................................          5,000       68,430
  Iseki and Co. (Capital Goods) (A)............................................         50,000      176,450
  Ishikawajima-Harima Heavy Industries (Machinery & Engineering)...............        950,000    3,826,189
  Ishizuka Glass Co. Ltd. (Materials & Commodities)............................        130,000      575,688
  Itoham Foods Inc (Food Processing)...........................................        100,000      732,196
  Itoki Crebio Corp. (Transport & Trade Service)...............................         15,000      112,029
  Izumiya Co. Ltd. (Retail)....................................................         55,000      844,127
  Japan Airport Terminals (Media & Leisure)....................................         60,000      686,251
  Japan Organo Co. (Capital Goods).............................................         20,000      205,289
  Japan Tobacco Inc. (Beverages & Tobacco).....................................            180    1,537,905
  Kagawa Bank (Banking)........................................................        100,000      954,103
  Kaken Pharmaceutical Co. (Health & Personal Care)............................        280,000    2,288,284

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Kanematsu Corp. (Wholesale & International Trade Service)....................        260,000  $   887,042
  Kawasaki Kisen Kaisha Ltd. (Transport & Trade Service) (A)...................        700,000    1,874,969
  Kenwood Corp. (Technology)...................................................        200,000    1,110,514
  Kitz Corp. (Machinery & Engineering).........................................        291,000    1,251,674
  Kiyo Bank (Banking)..........................................................        200,000      958,014
  Komatsu Forklift Co. Ltd. (Capital Goods)....................................         25,000      153,966
  Kurabo Industries (Textiles & Apparel).......................................        302,000    1,027,382
  Kyodo Printing Co. (Transport & Trade Services)..............................         10,000      109,487
  Lion Corp. (Chemicals).......................................................        100,000      555,257
  Maeda Corp. (Building & Contractors) (A).....................................          5,000       48,145
  Marubeni Corp. (Transport & Trade Services)..................................        500,000    2,434,137
  Maruetsu Inc. (Retail).......................................................         40,000      308,910
  Maruha Corp. (Fishery) (A)...................................................        310,000      909,135
  Marutomi Group Co. (Merchandising)...........................................         60,000      604,135
  Matsui Construction Co. Ltd. (Engineering & Construction)....................         35,000      260,032
  Matsumoto Yushi Seiyaku Co. (Chemicals)......................................         44,000      984,994
  Matsushita Electric Industries Co. Ltd. (Consumer Electronics)...............        380,000    5,386,383
  Matsushita Refrigeration Co. (Consumer)......................................         75,000      491,226
  Minebea Co. (Capital Goods)..................................................        250,000    2,028,447
  Mitsubishi Electric Corp. Ltd. (Electrical & Electronics)....................        400,000    2,987,438
  Mitsubishi Gas Chemical Corp. (Chemicals)....................................        750,000    3,269,955
  Mitsubishi Motors Corp. (Automotive).........................................        250,000    2,082,213
  Mitsubishi Pencil Co. Ltd. (Business & Public Services)......................         30,000      230,510
  Mitsui Home Co. Ltd. (Building & Contractors)................................         14,000      198,446
  Mitsui Toatsu Chemicals Inc. (Chemicals).....................................        650,000    2,395,523
  Miyazaki Bank (Banking)......................................................         10,000       59,143
  Mizuno Corp. (Retail)........................................................        262,000    2,107,884
  Morinaga Milk Industry Co. Ltd. (Food & Household Products)..................        230,000      957,818
  Nagasakiya Co. (Merchandising) (A)...........................................        435,000    1,632,924
  Nagase & Co. Ltd. (Transport & Trade Services)...............................        100,000      791,828
  Nagoya Railroad Co. Ltd. (Transport & Trade Services)........................        150,000      705,313
  Naigai Co. (Textile & Apparel)...............................................        115,000      493,524
  Nichias Corp. (Metals, Materials & Paper)....................................        104,000      484,950
  Nichicon Corp. (Technology)..................................................         75,000    1,011,780
  Nihon Matai Co. (Wholesale & International Trade)............................         94,000      513,671
  Nippon Credit Bank (Banking).................................................        193,000      756,567
  Nippon Express Co. Ltd. (Transport & Trade Services).........................         11,000       89,252
  Nippon Koshuha Steel Co. (Metal, Materials & Paper) (A)......................        350,000    1,159,881
  Nippon Paper Industries (Metal, Materials & Paper)...........................        390,000    2,680,190
  Nippon Road Co. Ltd. (Building & Contractors)................................        250,000    2,052,886
  Nippon Shokubai Kagaku Kogyo Co. Ltd. (Chemicals)............................        100,000      871,988
  Nippon Suisan Kaisha (Food & Household Products) (A).........................        400,000    1,622,758
  Nippon Telephone & Telegraph (Telecommunications)............................             60      492,106
  Nippon Zeon Co. Ltd. (Chemicals) (A).........................................        250,000    1,207,293
  Nissan Diesel Motor Co. (Automotive) (A).....................................        340,000    1,429,200
  Nissin Electric Co. Ltd. (Electrical & Electronics)..........................        200,000    1,327,533
  Nisshin Steel Co. Ltd. (Metals, Materials & Paper)...........................        550,000    2,037,734
  NKK Corp. (Metals, Materials & Paper) (A)....................................        500,000    1,207,293
  Nomura Securities Co. Ltd. (Financial Services)..............................        370,000    6,763,771

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  North Pacific Bank (Banking).................................................        220,000  $ 1,032,309
  Okamura Corp. (Building & Contractors).......................................        300,000    2,621,829
  Okamura Corp. (Transportation)...............................................        140,000      985,385
  OSG Corp. (Capital Goods)....................................................         10,000       70,385
  Osaka Gas Co. Ltd. (Utilities)...............................................        519,000    1,740,232
  Osaka Sanso Kogyo (Chemicals)................................................        300,000      953,126
  Parco Co. (Retail)...........................................................         77,000      715,089
  Ricoh Corp. Ltd. (Electrical & Electronics)..................................        270,000    2,903,368
  Ryobi Ltd. (Metals, Materials & Paper).......................................        400,000    1,970,771
  Sagami Co. Ltd. (Retail).....................................................         10,000       62,857
  San-in Godo Bank Ltd. (Banking)..............................................        100,000      829,953
  Sakura Bank Ltd. (Banking)...................................................        358,000    3,464,685
  Sankyo Aluminium Industry Co. Ltd. (Building & Contractors)..................         75,000      390,782
  Sankyu Inc. (Transport & Trade Services).....................................         30,000      108,510
  Sekisui House Ltd. (Building & Contractors)..................................         20,000      230,705
  Sekisui Plastics Co. (Chemicals).............................................         20,000       97,365
  Senko Co. Ltd. (Transportation)..............................................         90,000      500,611
  Shiga Bank Ltd. (Banking)....................................................         60,000      351,923
  Shikoku Electric Power Inc. (Utilities)......................................        153,000    3,574,662
  Shin Nippon Air Technologies Co. (Building & Contractors)....................         50,000      645,193
  Shinmaywa Industries Ltd. (Machinery & Engineering)..........................        190,000    1,476,612
  Shinobu Foods Products Co. (Food & Household Products).......................         37,000      238,721
  Showa Aluminium Co. (Metals, Materials & Paper)..............................        120,000      516,154
  Snow Brand Milk Products Co. Ltd. (Food & Household Products)................        300,000    1,964,905
  Sony Corp. (Electrical & Electronics)........................................         65,000    2,922,919
  Sumitomo Bank Ltd. (Banking).................................................        310,000    5,485,117
  Sumitomo Corp. (Trade).......................................................        220,000    2,000,098
  Sumitomo Electric Industries Ltd. (Capital Goods)............................        120,000    1,384,232
  Sumitomo Forestry Co. (Engineering & Construction)...........................        200,000    2,815,387
  Sumitomo Light Metal Industries (Metals, Materials & Paper) (A)..............        150,000      473,630
  Sumitomo Metal Industries (Metals, Materials & Paper) (A)....................      3,100,000    8,394,350
  Sumitomo Realty & Development Co. Ltd. (Building & Contractors)..............        150,000      985,385
  Suruga Bank Ltd. (Banking)...................................................         37,000      227,870
  SXL Corp. (Building & Contractors)...........................................         14,000      140,965
  Takashimaya Co. Ltd. (Retail)................................................        160,000    2,221,027
  Tobu Railway Co. Ltd. (Transport & Trade Services)...........................        330,000    1,867,833
  Tochigi Bank (Banking).......................................................         10,000       88,958
  Toenec Corp. (Technology)....................................................         50,000      405,689
  Toho Gas Co. Ltd. (Utilities)................................................        247,000      794,399
  Tohoku Electric Power Co. Inc. (Utilities)...................................        151,500    3,554,426
  Tokai Bank Ltd. (Banking)....................................................        220,000    2,301,188
  Tokio Marine & Fire Insurance Co. Ltd. (The) (Insurance).....................        261,000    2,679,017
  Tokyo Broadcasting System Inc. (Media & Leisure).............................         10,000      146,635
  Tokyu Land Corp. (Financial Services)........................................        500,000    2,013,784
  Tomen Corp. (Transport & Trade Services).....................................        500,000    1,632,533
  Tomiya Apparel Co. (Wholesale & International Trade).........................         80,000      531,795
  Toppan Printing Co. Ltd. (Transport & Trade Services)........................        130,000    1,715,626
  Topy Industries Co. Ltd. (Capital Goods).....................................        150,000      608,534
  Toshiba Ceramics Co. (Metals, Materials & Paper) (A).........................         10,000       93,064

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Toshiba Corp. (Electrical & Electronics).....................................        350,000  $ 2,535,315
  Tosoh Corp. (Chemicals) (A)..................................................        250,000    1,097,317
  Toyo Construction Co. (Building & Contractors)...............................        303,000    1,558,023
  Toyo Shutter Co. Ltd. (Building & Contractors)...............................         40,000      236,571
  Toyo Trust & Banking Co. Ltd. (Banking)......................................        106,000      716,027
  Toyoda Gosei Co. (Automotive)................................................        199,000    1,235,300
  Toyota Motor Corp. (Automotive)..............................................         97,000    1,801,652
  Tsubakimoto Chain (Capital Goods)............................................        200,000      938,462
  Ube Industries Ltd. (Chemicals) (A)..........................................        321,000    1,060,638
  Uni-Charm Corp. (Merchandising)..............................................         60,000    1,349,040
  Yamamura Glass Co. Ltd. (Metals, Materials & Paper)..........................         15,000       89,447
  Yaskawa Electric Manufacturing Co. Ltd. (Technology) (A).....................         70,000      293,563
  Yasuda Trust & Banking Co. Ltd. (Financial Services).........................        700,000    3,127,230
  Yokohama Rubber Co. Ltd. (Metals, Materials & Paper).........................        160,000      849,308
  Yuasa Trading Co. (Capital Goods)............................................         10,000       51,811
  Zexel Corp. (Machinery & Engineering)........................................        200,000    1,196,539
                                                                                                -----------
                                                                                                248,975,043
                                                                                                -----------
MALAYSIA (0.9%)
  Commerce Asset-Holdings (Financial Services).................................        271,000    1,343,802
  Hong Leong Industries (Multi-Industry).......................................        100,000      476,190
  Malaysia International Shipping Corp. (Transport & Trade Services)...........            333          889
  Public Bank Berhad (Banking).................................................        343,000      584,546
  Sime Darby Berhad (Multi-Industry)...........................................        499,800    1,238,004
  Sime U.E.P. Properties (Building & Contractors)..............................        334,000      647,672
  Tan Chong Motor Holdings Berhad (Automotive).................................        524,000      492,861
  Telekom Malaysia Berhad (Telecommunications).................................        134,000      959,780
                                                                                                -----------
                                                                                                  5,743,744
                                                                                                -----------
NETHERLANDS (2.1%)
  ABN Amro Holdings (Banking)..................................................         30,530    1,282,887
  Dutch State Mines (Chemicals)................................................         20,700    1,550,729
  Elsevier NV (Broadasting & Publishing).......................................         66,000      853,340
  Internationale Nederlanden Groep (Insurance).................................         18,000    1,073,520
  Koninklijke KNP (Metals, Materials & Paper)..................................         43,300    1,303,555
  Philips Electronics (Appliances & Household Durables) (A)....................         12,800      227,963
  Royal Dutch Petroleum (Energy Sources).......................................         47,140    5,852,913
  Unilever NV (Food & Household Products)......................................         14,745    1,931,672
                                                                                                -----------
                                                                                                 14,076,579
                                                                                                -----------
NEW ZEALAND (0.2%)
  Fletcher Challenge Ltd. (Forest Products)....................................        413,200    1,093,757
                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
NORWAY (1.8%)
  Aker AS, Series B (Building Materials).......................................         60,000  $   703,389
  Hafslund Nycomed, Series B (Health & Personal Care)..........................         80,000    2,235,426
  Kvaerner AS, Series B (Machinery & Engineering)..............................         35,000    1,393,930
  Norsk Hydro AS (Energy Sources)..............................................        126,222    5,026,988
  Orkla AS, A Free (Multi-Industry)............................................         13,500      698,089
  Orkla AS, B Free (Multi-Industry)............................................         36,600    1,780,922
                                                                                                -----------
                                                                                                 11,838,744
                                                                                                -----------
SINGAPORE (0.7%)
  Cycle and Carriage Limited (Automotive)......................................        127,000    1,132,484
  DBS Land Ltd. (Building & Contractors).......................................        116,000      343,156
  Development Bank of Singapore (Banking)......................................        149,125    1,709,713
  Sembawang Corp. Ltd. (Capital Goods).........................................        148,000      717,481
  Singapore Airlines Ltd. (Transportation).....................................        106,600      988,294
                                                                                                -----------
                                                                                                  4,891,128
                                                                                                -----------
SPAIN (1.6%)
  Banco Intercont Espana (Banking).............................................         18,500    1,603,621
  Banco Popular Espanol (Banking)..............................................         11,700    1,858,695
  Empresa Nacional de Electidad (Utilities)....................................         36,800    1,830,126
  Fuerzas Electricas de Cataluna (Utilities)...................................        403,300    2,441,839
  Repsol (Energy Sources)......................................................         66,800    1,994,888
  Telefonica de Espana (Telecommunications)....................................         40,000      504,691
                                                                                                -----------
                                                                                                 10,233,860
                                                                                                -----------
SWITZERLAND (5.5%)
  Baer Holding AG (Banking)....................................................            490      593,455
  BBC AG Brown Boveri & Cie (Machinery & Engineering)..........................          1,380    1,600,863
  Bil GT Gruppe AG (Banking)...................................................          1,250      770,721
  CS Holding (Banking).........................................................         25,995    2,656,056
  Ciba Geigy AG (Chemicals)....................................................          6,705    5,805,527
  Compagnie Financiere Richemont AG, Series A (Multi-Industry).................            600      835,022
  Holderbank FN Glarus (Building Materials) (A)................................            900      722,981
  Merkur Holding AG (Retail)...................................................          2,540      566,035
  Nestle SA (Food & Household Products)........................................          4,555    4,774,465
  Roche Holdings Genusscheine NPV (Health & Personal Care).....................            680    4,941,425
  Sandoz AG (Health & Personal Care)...........................................          4,210    3,474,650
  Schweizerische Bankgesellschaft (Banking)....................................          1,100    1,191,756
  Schweizerische Bankverein (Banking)..........................................          6,420    2,635,180
  Schweizerische Rueckversicherungs-Gesellschaft (Insurance)...................          1,180    1,290,901
  SMH AG Neuenburg (Consumer)..................................................            950      592,443
  Societe Generale de Surveillance Holdings SA (Transport & Trade Service).....            350      661,279
  Swissair AG (Transportation) (A).............................................            880      554,215
  Zurich Versicherungs (Insurance).............................................          8,050    2,304,457
                                                                                                -----------
                                                                                                 35,971,431
                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
UNITED KINGDOM (15.7%)
  Abbey National PLC (Banking).................................................        268,000  $ 2,268,996
  Allied Colloids Group PLC (Chemicals)........................................        504,000    1,059,794
  Argos (Retail)...............................................................        159,000    1,284,569
  Argyll Group PLC (Retail)....................................................        272,000    1,382,577
  Barclays Bank (Banking)......................................................         88,000    1,033,043
  BAT Industries PLC (Beverages & Tobacco).....................................        367,000    3,011,431
  BICC (Industrial Components).................................................        272,000    1,133,154
  BOC Group PLC (Chemicals)....................................................        111,100    1,526,417
  British Gas PLC (Utilities)..................................................        462,000    1,760,348
  British Petroleum Co. Ltd. (Energy Sources)..................................        356,000    2,617,233
  British Telecommunications PLC (Telecommunications)..........................        803,700    4,777,726
  British Tire & Rubber PLC (Multi-Industry) (A)...............................        430,000    2,284,269
  Cable & Wireless PLC (Telecommunications)....................................        265,000    1,730,356
  Caradon PLC (Building & Contractors).........................................        419,000    1,311,652
  Farnell Electronic PLC (Electrical & Electronics)............................         83,000      877,897
  Forte PLC (Leisure & Tourism)................................................        377,000    1,502,039
  General Electric Co. PLC (Electrical & Electronics)..........................        321,300    1,595,070
  Glaxo Holdings PLC (Health & Personal Care)..................................        433,596    5,847,548
  Glynwed International PLC (Metals, Materials & Paper)........................        207,200    1,103,975
  Granada Group PLC (Leisure & Tourism)........................................        178,000    1,905,233
  Grand Metropolitan PLC (Multi-Industry)......................................        307,000    2,125,945
  Guardian Royal Exchange PLC (Insurance)......................................        790,000    2,860,237
  Guinness PLC (Beverages & Tobacco)...........................................        203,000    1,627,209
  Hanson Trust PLC (Multi-Industry)............................................        554,000    1,697,036
  Hillsdown Holdings PLC (Food & Household Products)...........................        682,000    1,806,087
  HSBC Holdings (Banking)......................................................        152,520    2,269,112
  Inchcape PLC (Commercial Services)...........................................        220,000    1,086,956
  Kingfisher (Merchandising)...................................................        218,000    1,638,877
  Lloyds Bank PLC (Banking)....................................................        170,100    2,093,642
  MEPC (Real Estate)...........................................................        220,000    1,307,826
  Marks & Spencer PLC (Merchandising)..........................................        203,500    1,364,174
  Pearson PLC (Multi-Industry).................................................        194,000    1,927,731
  Peninsular & Orient Steam Navigation Company (Transportation)................        131,000      998,292
  Racal Electronics (Technology)...............................................        277,000    1,105,810
  Reckitt & Colman (Health & Personal Care)....................................        129,900    1,382,177
  Reuters Holdings PLC (Broadcasting & Publishing).............................        174,100    1,618,511
  Rexam PLC (Metals, Materials & Paper)........................................        154,000      986,087
  Rolls-Royce PLC (Machinery & Engineering)....................................        530,000    1,290,434
  Royal Bank of Scotland PLC (Banking).........................................        289,000    2,341,700
  RTZ Corp. PLC (Metals, Materials & Paper)....................................        106,200    1,470,849
  Sainsbury (J.) PLC (Retail)..................................................        139,000      930,696
  Scottish & Newcastle PLC (Food & Household Products).........................        194,000    1,798,909
  Scottish Hydro Electric PLC (Utilities)......................................        275,450    1,480,680
  Sears Holdings (Merchandising)...............................................      1,098,000    1,762,008
  Shell Transport & Trading Co. (Energy Sources)...............................        282,000    3,299,288
  Smithkline Beecham (Health & Personal Care)..................................        214,000    2,234,735
  Standard Chartered PLC (Financial Services)..................................        265,000    2,174,466
  Tarmac PLC (Building Materials)..............................................        921,500    1,252,949
  Tesco PLC (Merchandising)....................................................        194,000      920,158

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
UNITED KINGDOM (CONTINUED)
  Thorn EMI PLC (Appliances & Household Durables)..............................         56,800  $ 1,322,789
  Tomkins (Multi-Industry).....................................................        364,000    1,435,858
  Unilever PLC (Food & Household Products).....................................         35,000      680,079
  United Biscuits Holdings PLC (Food & Household Products).....................        339,000    1,465,874
  Vickers PLC (Machinery & Engineering)........................................        328,500    1,303,613
  Vodafone Group PLC (Telecommunications)......................................        242,000      990,957
  Willis Corroon Group PLC (Insurance).........................................        601,500    1,198,245
  Yorkshire Electricity Group (Utilities)......................................        139,000    1,948,198
  Yorkshire Water (Business & Public Services).................................        235,000    2,275,692
  Zeneca Group PLC (Health & Personal Care)....................................         55,000    1,024,783
                                                                                                -----------
                                                                                                102,511,996
                                                                                                -----------
UNITED STATES (0.0%)
  U. S. Industries Inc. (Multi-Industry) (A)...................................          4,540       68,100
                                                                                                -----------
    Total Common Stocks (cost $591,067,383)....................................                 582,506,095
                                                                                                -----------
PREFERRED STOCKS (0.3%)
GERMANY (0.3%)
  GEA AG (Machinery)...........................................................          1,355      441,848
  Jungheinrich (Capital Goods).................................................          2,930      539,123
  SAP AG, 9.00 Dem (Computer Software).........................................          6,000      951,407
                                                                                                -----------
                                                                                                  1,932,378
                                                                                                -----------
    Total Preferred Stocks (cost $1,779,770)...................................                   1,932,378
                                                                                                -----------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   (IN FRF)
                                                                                 -------------
CONVERTIBLE BONDS (5.2%)
FRANCE (0.1%)
  Sanofi 4.00%
   due 01/01/00 (Pharmaceuticals)..............................................        372,500      278,036
                                                                                                -----------


                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   (IN YEN)
                                                                                 -------------
JAPAN (4.7%)
  Bot Cayman Finance 4.25% due 03/31/03 (Banking)..............................  1,090,000,000   12,839,826
  Daiwa International Finance 5.65% due 08/30/96 (Banking).....................      1,750,000    1,850,625
  Izumiya Co. Ltd. 0.80% due 08/31/99 (Retail).................................     80,000,000      855,565
  NEC Corp. 1.90% due 03/30/01 (Electrical & Electronics)......................    700,000,000    9,422,748
  SXL Corp. 2.70% due 03/29/02 (Building & Contractors)........................     60,000,000      664,549
  Toyota Motor Co. 1.70% due 05/31/96 (Automotive).............................     75,000,000      960,457
  Yamanouchi Pharmaceutical 1.25% due 03/31/14 (Health & Personal Care)........    250,000,000    2,776,895

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                             SECURITY DESCRIPTION                                  (IN YEN)        VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Yamato Transport 3.90% due 03/30/01 (Transportation).........................    132,000,000  $ 1,548,463
                                                                                                -----------
                                                                                                 30,919,128
                                                                                                -----------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   (IN CHF)
                                                                                 -------------
SWITZERLAND (0.4%)
  Sandoz Capital BVI Ltd. 1.25% due 10/23/02 (Financial Services)..............      2,950,000    2,725,755
                                                                                                -----------
    Total Convertible Bonds (cost $33,791,074).................................                  33,922,919
                                                                                                -----------

                                                                                    SHARES
                                                                                 -------------
WARRANTS(A) (0.1%)
FRANCE (0.0%)
  LaGardere Groupe, Expiring 12/31/96 (Leisure & Tourism)......................         16,000        5,562
                                                                                                -----------
GERMANY (0.1%)
  Veba International, Expiring 04/06/98 (Energy Sources).......................          3,500      498,544
                                                                                                -----------
JAPAN (0.0%)
  Maeda Corp., Expiring 02/05/97 (Construction & Housing)......................             15       15,562
                                                                                                -----------
SWITZERLAND (0.0%)
  Holderbank FN Glarus, Expiring 12/20/95 (Building Materials & Components)....          4,500        5,351
                                                                                                -----------
UNITED KINGDOM (0.0%)
  British Tire & Rubber, Expiring 5/15/96 (Multi-Industry).....................          5,000        5,850
                                                                                                -----------
    Total Warrants (cost $565,020).............................................                     530,869
                                                                                                -----------
                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                    (IN US
                                                                                   DOLLARS)
                                                                                 -------------
TIME DEPOSITS (4.1%)
UNITED STATES (4.1%)
  State Street Bank & Trust Co. (Banking) 5.50% due 11/01/95
   (cost $26,586,000)..........................................................     26,586,000   26,586,000
                                                                                                -----------

TOTAL INVESTMENTS (COST $653,789,247) (98.8%)                                                   645,478,261
                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                     LOCAL
                             SECURITY DESCRIPTION                                  CURRENCY        VALUE
-------------------------------------------------------------------------------  -------------  -----------
FOREIGN CURRENCY (1.2%)
  Australian Dollar............................................................    AUD  61,043  $    46,498
  Austrian Schilling...........................................................   ATS   95,844        9,680
  Belgian Franc................................................................   BEF    4,928          170
  British Pound................................................................    GBP 555,545      878,333
  Canadian Dollar..............................................................     CAD      3            2
  Danish Kroner................................................................    DKK  93,655       17,140
  Finish Markka................................................................   FIM    5,667        1,334
  French Franc.................................................................  FRF 7,507,436    1,535,232
  German Mark..................................................................    DEM 203,717      144,726
  Greek Drachma................................................................    GRD  73,093          315
  Hong Kong Dollar.............................................................    HKD 753,587       97,467
  Italian Lira.................................................................   ITL  225,050          141
  Japanese Yen................................................................. JPY 43,863,473      428,794
  Malaysian Ringgit............................................................    MRY 934,153      367,632
  Netherlands Guilder..........................................................   NLG5,272,006    3,341,365
  Singapore Dollar.............................................................    SGD 835,581      591,353
  Spanish Peseta...............................................................  ESP 4,342,508       35,578
  Swiss Franc..................................................................    CHF 344,626      303,555
                                                                                                -----------
    Total Foreign Currency (Cost $7,821,779)...................................                   7,799,315
                                                                                                -----------
TOTAL INVESTMENTS AND FOREIGN CURRENCY (COST $661,611,026) (100.0%)                             653,277,576
OTHER ASSETS NET OF LIABILITIES (0.0%)                                                               25,380
                                                                                                -----------
NET ASSETS (100.0%)                                                                            $653,302,956
                                                                                                -----------
                                                                                                -----------

------------------------

(A)  Non-Income-Producing Security
     The cost of investments for Federal Income Tax purposes at October 31, 1995, was $654,078,384, the aggregate gross unrealized appreciation and depreciation of investments was $38,928,739, and $47,528,862, respectively, resulting in net unrealized depreciation of $8,600,123.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                               PERCENT OF
                                                                            TOTAL INVESTMENTS
                                                                            -----------------
Banking                                                                              14.5%
Energy Sources                                                                        6.4%
Chemicals                                                                             5.7%
Health & Personal Care                                                                5.0%
Electrical & Electronics                                                              5.3%
Short Term Investments                                                                5.3%
Metals, Materials & Paper                                                             4.8%
Utilities                                                                             4.1%
Automotive                                                                            3.9%
Insurance                                                                             3.4%
Financial Services                                                                    3.6%
Food & Household Products                                                             3.1%
Multi-Industry                                                                        3.1%
Retail                                                                                2.9%
Machinery & Engineering                                                               2.8%
Building & Contractors                                                                2.8%
Merchandising                                                                         2.6%
Transportation                                                                        2.2%
Transport & Trade Service                                                             2.0%
Telecommunications                                                                    1.9%
Technology                                                                            1.8%
Capital Goods                                                                         1.4%
Broadcasting & Publishing                                                             1.4%
Beverages & Tobacco                                                                   1.3%
Consumer Electronics                                                                  0.8%
Building Materials                                                                    0.7%
Leisure & Tourism                                                                     0.7%
Pharmaceuticals                                                                       0.6%
Engineering & Construction                                                            0.6%
Business & Public Services                                                            0.6%
Food Processing                                                                       0.6%
Consumer                                                                              0.3%
Materials & Commodities                                                               0.3%
Trade                                                                                 0.3%
Commercial Services                                                                   0.3%
Wholesale & International Trade                                                       0.3%
Metals & Mining                                                                       0.3%
Industrial components                                                                 0.3%
Appliances & Household Durables                                                       0.2%
Textiles & Apparel                                                                    0.2%
Tire & Rubber                                                                         0.2%
Glass & Packaging                                                                     0.2%
Real Estate                                                                           0.2%
Media & Leisure                                                                       0.2%
Forest Products                                                                       0.2%
Construction & Housing                                                                0.2%
Environmental Control                                                                 0.2%
Computer Software                                                                     0.1%
Fishery                                                                               0.1%
                                                                                    -----
                                                                                    100.0%
                                                                                    -----
                                                                                    -----

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at Value (Cost $653,789,247)                                    $645,478,261
Foreign Currency, at Value (Cost $7,821,779)                                    7,799,315
Cash                                                                                  435
Receivable for Investments Sold                                                 5,575,338
Dividends and Interest Receivable                                               1,731,676
Unrealized Appreciation on Open Forward Foreign Currency Contracts              1,850,307
Foreign Tax Reclaim Receivable                                                    878,932
Prepaid Expenses                                                                    6,724
                                                                             ------------
    Total Assets                                                              663,320,988
                                                                             ------------

LIABILITIES
Payable for Investments Purchased                                               8,984,332
Advisory Fee Payable                                                              496,411
Custody Fee Payable                                                               468,412
Fund Services Fee Payable                                                           4,462
Administration Fee Payable                                                          3,156
Accrued Expenses and Other Liabilities                                             61,259
                                                                             ------------
    Total Liabilities                                                          10,018,032
                                                                             ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                $653,302,956
                                                                             ------------
                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                                             $  9,441,029
Dividends (Net of Foreign Withholding Tax of $1,425,275)
                                                                                                1,822,564
Interest (Net of Foreign Withholding Tax of $21,444)
                                                                                             ------------
                                                                                               11,263,593
Investment Income

EXPENSES
Advisory Fee                                                                     3,174,965
Custodian Fees and Expenses                                                        637,537
Financial and Fund Accounting Services Fees                                        349,443
Professional Fees                                                                   68,890
Fund Services Fee                                                                   48,442
Administration Fee                                                                  31,500
Trustees' Fees and Expenses                                                         13,943
Miscellaneous                                                                       19,842
                                                                             -------------
                                                                                               (4,344,562)
Total Expenses                                                                               ------------
                                                                                                6,919,031
NET INVESTMENT INCOME

NET REALIZED GAIN ON
Investment Transactions                                                          9,909,433
Foreign Currency Transactions                                                    5,169,417
                                                                             -------------
                                                                                               15,078,850
Net Realized Gain

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
Investments                                                                    (32,387,251)
Foreign Currency Contracts and Translations                                      4,399,920
                                                                             -------------
                                                                                              (27,987,331)
Net Change in Unrealized Appreciation (Depreciation)
                                                                                             ------------
                                                                                             $ (5,989,450)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                             ------------
                                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE FISCAL     FOR THE FISCAL
                                                                           YEAR ENDED         YEAR ENDED
                                                                        OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                                                   $      6,919,031   $      2,975,662
Net Realized Gain on Investments and Foreign Currency Transactions            15,078,850         11,298,758
Net Change in Unrealized Appreciation of Investments and Foreign
 Currency Translations                                                       (27,987,331)         6,493,611
                                                                        -----------------  -----------------
Net Increase (Decrease) in Net Assets Resulting from Operations               (5,989,450)        20,768,031
                                                                        -----------------  -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                373,795,232        343,552,141
Withdrawals                                                                 (138,078,647)      (124,114,838)
                                                                        -----------------  -----------------
Net Increase from Investors' Transactions                                    235,716,585        219,437,303
                                                                        -----------------  -----------------
Total Increase in Net Assets                                                 229,727,135        240,205,334
NET ASSETS
Beginning of Fiscal Year                                                     423,575,821        183,370,487
                                                                        -----------------  -----------------
End of Fiscal Year                                                      $    653,302,956   $    423,575,821
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------

-------------------------------------------------------------------------------------------

SUPPLEMENTARY DATA

-------------------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                                                 OCTOBER 4, 1993
                                         FOR THE FISCAL     FOR THE FISCAL        (COMMENCEMENT
                                           YEAR ENDED         YEAR ENDED      OF OPERATIONS) THROUGH
RATIOS TO AVERAGE NET ASSETS            OCTOBER 31, 1995   OCTOBER 31, 1994      OCTOBER 31, 1993
                                        -----------------  -----------------  ----------------------
  Expenses                                      0.82%              0.95%               0.99% (a)
  Net Investment Income                         1.31%              0.93%               0.43% (a)
  Decrease Reflected in Expense Ratio
   due to Expense Reimbursement                --                 --                   0.17% (a)
Portfolio Turnover                                59%                56%                 54% (b)

------------------------
(a)  Annualized.
(b) Portfolio turnover for the fiscal year ended October 31, 1993, included the portfolio activity of The Pierpont International Equity Fund, Inc. for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Non-U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from the Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

   The following is a summary of the significant accounting policies of the
   Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and the regulation of foreign securities markets.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      reported in the Statement of Operations. Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At October 31, 1995, the Portfolio had open foreign currency contracts as follows:

                                                                     U.S. DOLLAR
                                                                      VALUE AT     NET UNREALIZED
OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS           PROCEEDS       10/31/95      APPRECIATION
---------------------------------------------------  -------------  -------------  ---------------
Japanese Yen, 7,900,714,279, expiring 01/30/96       $  80,210,297  $  78,359,990   $   1,850,307

    d)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, such fees amounted to $3,174,965.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, such expenses amounted to $31,500.

    c)During the period November 1, 1994 through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs at 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% on the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily assets and 0.03% on any excess over $600 million. During the period November 1, 1994, through August 31, 1995, the fee for these services amounted to $349,443. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $48,442 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, an aggregate annual fee of $55,000 was paid to each Trustee. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,200.

3.  INVESTMENT TRANSACTIONS

    Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1995, were as follows:

COST OF PURCHASES  PROCEEDS FROM SALES
-----------------  -------------------
 $   544,468,560     $   299,154,541

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Shareholders of
The Non-U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Equity Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the two years in the period then ended and for the period October 4, 1993 (commencement of operations) through  October 31,  1993, in  conformity with  generally  accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 22, 1995